UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.0%
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--90.8%
           65,000       ABAG Finance Authority for NonProfit Corp.
$                       (Redding Assisted Living Corp.)                      5.250%         11/15/2031    $        67,326
--------------------------------------------------------------------------------------------------------------------------
        3,025,000       ABAG Finance Authority for NonProfit
                        Corporations (Channing House)                        5.500          02/15/2029          3,156,315
--------------------------------------------------------------------------------------------------------------------------
        1,660,000       ABAG Finance Authority for NonProfit
                        Corporations (S.F. Rincon Hill)                      5.250          09/01/2036          1,705,451
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       ABAG Finance Authority for NonProfit
                        Corporations (Schools of Sacred Heart)               6.450          06/01/2030          1,071,150
--------------------------------------------------------------------------------------------------------------------------
           90,000       ABAG Finance Authority for NonProfit
                        Corporations COP                                     6.000          08/15/2020             91,034
--------------------------------------------------------------------------------------------------------------------------
          450,000       ABAG Finance Authority for NonProfit
                        Corporations COP (American Baptist
                        Homes of the West)                                   5.750          10/01/2017            456,498
--------------------------------------------------------------------------------------------------------------------------
          450,000       ABAG Finance Authority for NonProfit
                        Corporations COP (Lytton Gardens)                    6.000          02/15/2019            464,895
--------------------------------------------------------------------------------------------------------------------------
          440,000       ABAG Finance Authority for NonProfit
                        Corporations COP (O'Connor Woods)                    6.200          11/01/2029            472,014
--------------------------------------------------------------------------------------------------------------------------
        4,300,000       ABAG Finance Authority for NonProfit
                        Corporations COP (Redwood Senior
                        Homes & Services)                                    6.125          11/15/2032          4,710,607
--------------------------------------------------------------------------------------------------------------------------
          180,000       ABAG Improvement Bond Act 1915
                        (Windemere Ranch)                                    6.150          09/02/2029            197,404
--------------------------------------------------------------------------------------------------------------------------
        2,675,000       Adelanto Elementary School District Community
                        Facilities District No. 1                            5.250          09/01/2026          2,706,699
--------------------------------------------------------------------------------------------------------------------------
        7,310,000       Adelanto Elementary School District Community
                        Facilities District No. 1                            5.350          09/01/2036          7,386,316
--------------------------------------------------------------------------------------------------------------------------
        1,145,000       Adelanto Elementary School District Community
                        Facilities District No. 1                            5.400          09/01/2036          1,162,908
--------------------------------------------------------------------------------------------------------------------------
           55,000       Adelanto Improvement Agency, Series B                5.500          12/01/2023             55,085
--------------------------------------------------------------------------------------------------------------------------
           50,000       Adelanto Public Financing Authority, Series B        6.300          09/01/2028             50,936
--------------------------------------------------------------------------------------------------------------------------
        5,295,000       Agua Mansa Industrial Growth Assoc. Special Tax      6.500          09/01/2033          5,658,872
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Alameda COP                                          5.750          12/01/2021          1,532,580
--------------------------------------------------------------------------------------------------------------------------
          200,000       Alameda Public Financing Authority                   5.450          09/02/2014            204,766
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       Anaheim Public Financing Authority RITES 1           9.220 2        12/28/2018          4,403,880
--------------------------------------------------------------------------------------------------------------------------
           25,000       Arcadia Hospital (Methodist Hospital of
                        Southern California)                                 6.625          11/15/2022             25,048
--------------------------------------------------------------------------------------------------------------------------
          500,000       Arvin Community Redevel. Agency                      5.000          09/01/2025            503,695
--------------------------------------------------------------------------------------------------------------------------
        2,435,000       Arvin Community Redevel. Agency                      5.125          09/01/2035          2,457,207
--------------------------------------------------------------------------------------------------------------------------
        2,025,000       Aztec Shops Auxiliary Organization
                        (San Diego State University)                         6.000          09/01/2031          2,146,682
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Azusa Special Tax Community Facilities
                        District (Mountain Cove)                             6.000          09/01/2032          2,632,050
--------------------------------------------------------------------------------------------------------------------------
          615,000       Bakersfield Improvement Bond Act 1915                5.350          09/02/2022            633,924
--------------------------------------------------------------------------------------------------------------------------
        2,310,000       Bakersfield Improvement Bond Act 1915                5.400          09/02/2025          2,381,702
--------------------------------------------------------------------------------------------------------------------------
        3,700,000       Beaumont Financing Authority, Series A               5.350          09/01/2036          3,772,002
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Beaumont Financing Authority, Series A               5.750          09/01/2034          1,590,630
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Beaumont Financing Authority, Series B               5.350          09/01/2028          1,043,090
--------------------------------------------------------------------------------------------------------------------------
        1,490,000       Beaumont Financing Authority, Series B               5.400          09/01/2035          1,551,835
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       Beaumont Financing Authority, Series B               6.000          09/01/2034          5,383,050
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Beaumont Financing Authority, Series B               6.000          09/01/2034          1,625,145
--------------------------------------------------------------------------------------------------------------------------
        2,340,000       Beaumont Financing Authority, Series C               5.500          09/01/2035          2,415,652
--------------------------------------------------------------------------------------------------------------------------


1              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       2,875,000       Beaumont Financing Authority, Series D               5.800%         09/01/2035    $     3,057,476
--------------------------------------------------------------------------------------------------------------------------
          490,000       Berkeley GO                                          5.625          09/01/2027            495,679
--------------------------------------------------------------------------------------------------------------------------
          500,000       Blythe Community Facilities District Special
                        Tax (Hidden Beaches)                                 5.300          09/01/2035            516,835
--------------------------------------------------------------------------------------------------------------------------
           30,000       Blythe Redevel. Agency (Redevel. Project No. 1
                        Tax Allocation)                                      5.650          05/01/2029             31,692
--------------------------------------------------------------------------------------------------------------------------
        7,605,000       Brentwood Infrastructure Financing Authority         5.200          09/02/2036          7,797,787
--------------------------------------------------------------------------------------------------------------------------
           50,000       CA Affordable Hsg. Agency (Merced County Hsg.
                        Authority)                                           6.000          01/01/2023             53,290
--------------------------------------------------------------------------------------------------------------------------
       43,500,000       CA County Tobacco Securitization Agency              5.890 3        06/01/2046          4,690,605
--------------------------------------------------------------------------------------------------------------------------
       20,000,000       CA County Tobacco Securitization Agency              6.300 3        06/01/2055            937,200
--------------------------------------------------------------------------------------------------------------------------
       82,110,000       CA County Tobacco Securitization Agency              6.423 3        06/01/2046          7,117,295
--------------------------------------------------------------------------------------------------------------------------
       71,700,000       CA County Tobacco Securitization Agency              7.000 3        06/01/2055          2,666,523
--------------------------------------------------------------------------------------------------------------------------
      123,750,000       CA County Tobacco Securitization Agency              7.251 3        06/01/2055          4,073,850
--------------------------------------------------------------------------------------------------------------------------
      347,900,000       CA County Tobacco Securitization Agency              7.550 3        06/01/2055         10,231,739
--------------------------------------------------------------------------------------------------------------------------
      409,500,000       CA County Tobacco Securitization Agency              8.251 3        06/01/2055         10,974,600
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA County Tobacco Securitization Agency TASC) 4      0.000 5        06/01/2036          4,291,400
--------------------------------------------------------------------------------------------------------------------------
       25,725,000       CA County Tobacco Securitization Agency (TASC)       0.000 5        06/01/2041         22,148,453
--------------------------------------------------------------------------------------------------------------------------
       28,240,000       CA County Tobacco Securitization Agency (TASC)       0.000 5        06/01/2046         24,389,758
--------------------------------------------------------------------------------------------------------------------------
       12,030,000       CA County Tobacco Securitization Agency (TASC)       5.125          06/01/2038         12,365,878
--------------------------------------------------------------------------------------------------------------------------
        3,725,000       CA County Tobacco Securitization Agency (TASC)       5.125          06/01/2038          3,829,002
--------------------------------------------------------------------------------------------------------------------------
       11,435,000       CA County Tobacco Securitization Agency (TASC)       5.250          06/01/2045         11,854,093
--------------------------------------------------------------------------------------------------------------------------
        5,815,000       CA County Tobacco Securitization Agency (TASC)       5.250          06/01/2045          6,028,120
--------------------------------------------------------------------------------------------------------------------------
        4,375,000       CA County Tobacco Securitization Agency (TASC)       5.750          06/01/2029          4,616,763
--------------------------------------------------------------------------------------------------------------------------
        6,230,000       CA County Tobacco Securitization Agency (TASC)       5.875          06/01/2027          6,612,211
--------------------------------------------------------------------------------------------------------------------------
        9,125,000       CA County Tobacco Securitization Agency (TASC)       5.875          06/01/2035          9,668,759
--------------------------------------------------------------------------------------------------------------------------
        1,250,000       CA County Tobacco Securitization Agency (TASC)       5.875          06/01/2043          1,324,488
--------------------------------------------------------------------------------------------------------------------------
       10,500,000       CA County Tobacco Securitization Agency (TASC) 4     6.000          06/01/2035         11,201,190
--------------------------------------------------------------------------------------------------------------------------
       21,960,000       CA County Tobacco Securitization Agency (TASC)       6.000          06/01/2042         23,430,002
--------------------------------------------------------------------------------------------------------------------------
       10,025,000       CA County Tobacco Securitization Agency (TASC)       6.125          06/01/2038         10,757,026
--------------------------------------------------------------------------------------------------------------------------
           50,000       CA County Tobacco Securitization Agency (TASC)       6.125          06/01/2043             53,651
--------------------------------------------------------------------------------------------------------------------------
       86,970,000       CA County Tobacco Securitization Agency (TASC)       6.375 3        06/01/2046          8,240,408
--------------------------------------------------------------------------------------------------------------------------
       65,800,000       CA County Tobacco Securitization Agency (TASC)       6.600 3        06/01/2046          5,054,756
--------------------------------------------------------------------------------------------------------------------------
          100,000       CA Dept. of Veterans Affairs Home Purchase           5.100          12/01/2019            100,080
--------------------------------------------------------------------------------------------------------------------------
           75,000       CA Dept. of Veterans Affairs Home Purchase           5.200          12/01/2027             75,054
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       CA Dept. of Veterans Affairs Home Purchase           5.350          12/01/2027          1,070,420
--------------------------------------------------------------------------------------------------------------------------
           55,000       CA Dept. of Veterans Affairs Home Purchase           5.500          12/01/2019             58,061
--------------------------------------------------------------------------------------------------------------------------
           20,000       CA Dept. of Water Resources (Center Valley)          5.000          12/01/2029             20,337
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA Educational Facilities Authority
                        (Golden Gate University)                             5.500          10/01/2031             25,847
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       CA Educational Facilities Authority
                        (Western University Health Sciences)                 6.000          10/01/2032          1,078,460
--------------------------------------------------------------------------------------------------------------------------
           45,000       CA GO                                                5.000          04/01/2022             47,160
--------------------------------------------------------------------------------------------------------------------------
          500,000       CA GO                                                5.000          02/01/2023            512,000
--------------------------------------------------------------------------------------------------------------------------
          130,000       CA GO                                                5.000          10/01/2023            133,163
--------------------------------------------------------------------------------------------------------------------------
          100,000       CA GO                                                5.000          02/01/2024            104,374
--------------------------------------------------------------------------------------------------------------------------
          155,000       CA GO                                                5.000          08/01/2024            161,161
--------------------------------------------------------------------------------------------------------------------------
          310,000       CA GO                                                5.000          03/01/2028            320,769
--------------------------------------------------------------------------------------------------------------------------


2              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      18,705,000       CA GO                                                5.000%         09/01/2028    $    19,886,782
--------------------------------------------------------------------------------------------------------------------------
           10,000       CA GO                                                5.000          02/01/2029             10,380
--------------------------------------------------------------------------------------------------------------------------
          200,000       CA GO                                                5.000          02/01/2032            207,198
--------------------------------------------------------------------------------------------------------------------------
           30,000       CA GO                                                5.000          02/01/2032             31,166
--------------------------------------------------------------------------------------------------------------------------
           15,000       CA GO                                                5.000          02/01/2033             15,702
--------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                                5.125          02/01/2027              5,238
--------------------------------------------------------------------------------------------------------------------------
           20,000       CA GO                                                5.125          03/01/2031             20,761
--------------------------------------------------------------------------------------------------------------------------
          250,000       CA GO                                                5.125          06/01/2031            260,123
--------------------------------------------------------------------------------------------------------------------------
          100,000       CA GO                                                5.150          10/01/2019            100,602
--------------------------------------------------------------------------------------------------------------------------
           40,000       CA GO                                                5.250          04/01/2034             42,870
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA GO                                                5.500          04/01/2019             25,191
--------------------------------------------------------------------------------------------------------------------------
          255,000       CA GO                                                5.500          03/01/2020            256,563
--------------------------------------------------------------------------------------------------------------------------
            5,000       CA GO                                                5.500          10/01/2022              5,032
--------------------------------------------------------------------------------------------------------------------------
          200,000       CA GO                                                6.250          10/01/2019            202,176
--------------------------------------------------------------------------------------------------------------------------
       10,850,000       CA GO DRIVERS                                        6.131 2        08/01/2013         12,019,413
--------------------------------------------------------------------------------------------------------------------------
       12,490,000       CA GO RITES                                          4.750 2        06/01/2031         13,870,770
--------------------------------------------------------------------------------------------------------------------------
        4,560,000       CA GO ROLs                                           6.160 2        02/01/2033          4,959,866
--------------------------------------------------------------------------------------------------------------------------
        5,425,000       CA GO ROLs                                           8.680 2        06/01/2031          6,641,828
--------------------------------------------------------------------------------------------------------------------------
       16,070,000       CA Golden State Tobacco Securitization Corp.         6.250          06/01/2033         17,820,344
--------------------------------------------------------------------------------------------------------------------------
       38,485,000       CA Golden State Tobacco Securitization Corp.         6.625          06/01/2040         43,530,768
--------------------------------------------------------------------------------------------------------------------------
        1,555,000       CA Golden State Tobacco Securitization Corp.         6.750          06/01/2039          1,774,706
--------------------------------------------------------------------------------------------------------------------------
        1,350,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               7.800          06/01/2042          1,654,358
--------------------------------------------------------------------------------------------------------------------------
        2,825,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               7.875          06/01/2042          3,474,100
--------------------------------------------------------------------------------------------------------------------------
          150,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               7.875          06/01/2042            184,466
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               7.900          06/01/2042          2,462,420
--------------------------------------------------------------------------------------------------------------------------
       14,250,000       CA Golden State Tobacco Securitization Corp.
                        ROLs 4                                               8.680 2        06/01/2035         17,400,675
--------------------------------------------------------------------------------------------------------------------------
       10,500,000       CA Health Facilities Financing Authority
                        (Cedars-Sinai Medical Center) 4                      5.000          11/15/2034         10,943,205
--------------------------------------------------------------------------------------------------------------------------
          445,000       CA Health Facilities Financing Authority
                        (Hospital of the Good Samaritan)                     7.000          09/01/2021            445,721
--------------------------------------------------------------------------------------------------------------------------
           30,000       CA Health Facilities Financing Authority
                        (Pomona Valley Hospital Medical Center)              5.625          07/01/2019             30,962
--------------------------------------------------------------------------------------------------------------------------
          125,000       CA Health Facilities Financing Authority
                        (Small Facilities Loan), Series B                    7.400          04/01/2014            126,553
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA Health Facilities Financing Authority
                        (Stanford Health Care)                               5.000          11/15/2028             25,805
--------------------------------------------------------------------------------------------------------------------------
            5,000       CA Health Facilities Financing Authority
                        (UCSF-Stanford Health Care)                          5.000          11/15/2031              5,161
--------------------------------------------------------------------------------------------------------------------------
           40,000       CA HFA (Multifamily Hsg.)                            5.950          08/01/2028             40,896
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA HFA (Multifamily Hsg.), Series A                  5.900          02/01/2028             25,557
--------------------------------------------------------------------------------------------------------------------------
           45,000       CA HFA (Multifamily Hsg.), Series B                  5.500          08/01/2039             46,247
--------------------------------------------------------------------------------------------------------------------------
          205,000       CA HFA (Single Family Mtg.), Series A-2              6.450          08/01/2025            207,435
--------------------------------------------------------------------------------------------------------------------------
           15,000       CA HFA, Series A                                     5.600          08/01/2011             15,310
--------------------------------------------------------------------------------------------------------------------------
           70,000       CA HFA, Series B                                     5.650          08/01/2014             70,088
--------------------------------------------------------------------------------------------------------------------------
          300,000       CA HFA, Series B                                     7.125          08/01/2024            301,470
--------------------------------------------------------------------------------------------------------------------------
          300,000       CA HFA, Series B-1                                   5.600          08/01/2017            306,792
--------------------------------------------------------------------------------------------------------------------------


3              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$      40,415,000       CA HFA, Series C                                     4.800%         08/01/2036    $    40,812,279
--------------------------------------------------------------------------------------------------------------------------
       11,000,000       CA HFA, Series C                                     5.750          08/01/2030         11,908,160
--------------------------------------------------------------------------------------------------------------------------
       17,250,000       CA HFA, Series E                                     5.000          02/01/2024         17,849,265
--------------------------------------------------------------------------------------------------------------------------
        9,350,000       CA HFA, Series E                                     5.050          02/01/2026          9,681,271
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA HFA, Series K 4                                   4.800          08/01/2041          5,031,950
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       CA Municipal Finance Authority
                        (Cancer Center of Santa Barbara)                     5.000          06/01/2036          3,150,180
--------------------------------------------------------------------------------------------------------------------------
        2,100,000       CA Municipal Finance Authority
                        (ECHS/AHEF/HK-8CS Obligated Group) 4                 5.250          06/01/2036          2,184,105
--------------------------------------------------------------------------------------------------------------------------
       11,500,000       CA Pollution Control Financing Authority
                        (Browning-Ferris Industries)                         6.875          11/01/2027         11,576,015
--------------------------------------------------------------------------------------------------------------------------
           30,000       CA Pollution Control Financing Authority
                        (General Motors Corp.)                               5.500          04/01/2008             29,861
--------------------------------------------------------------------------------------------------------------------------
          420,000       CA Pollution Control Financing Authority
                        (Mobil Oil Corp.)                                    5.500          12/01/2029            428,984
--------------------------------------------------------------------------------------------------------------------------
          145,000       CA Pollution Control Financing Authority
                        (San Diego Gas & Electric Company)                   5.850          06/01/2021            145,257
--------------------------------------------------------------------------------------------------------------------------
          975,000       CA Pollution Control Financing Authority
                        (San Diego Gas & Electric Company)                   5.850          06/01/2021            976,472
--------------------------------------------------------------------------------------------------------------------------
        4,065,000       CA Pollution Control Financing Authority
                        (Waste Management)                                   5.000          01/01/2022          4,230,730
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       CA Pollution Control Financing Authority
                        (Waste Management)                                   5.400          04/01/2025          3,186,330
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA Public Works (Dept. of Corrections)               5.250          06/01/2028             26,633
--------------------------------------------------------------------------------------------------------------------------
          200,000       CA Public Works (Dept. of General Services)          5.000          12/01/2027            209,104
--------------------------------------------------------------------------------------------------------------------------
          240,000       CA Public Works (State Universities)                 5.000          06/01/2023            240,125
--------------------------------------------------------------------------------------------------------------------------
          425,000       CA Public Works (State Universities)                 5.500          12/01/2018            425,412
--------------------------------------------------------------------------------------------------------------------------
           50,000       CA Public Works (State Universities)                 5.500          06/01/2019             50,077
--------------------------------------------------------------------------------------------------------------------------
           50,000       CA Public Works (State Universities)                 5.500          06/01/2021             50,077
--------------------------------------------------------------------------------------------------------------------------
          615,000       CA Public Works (State Universities)                 5.500          06/01/2021            615,941
--------------------------------------------------------------------------------------------------------------------------
          870,000       CA Public Works (State Universities)                 5.500          06/01/2021            870,748
--------------------------------------------------------------------------------------------------------------------------
          535,000       CA Public Works (Various California
                        Universities)                                        5.500          06/01/2019            537,702
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       CA Rural Home Mtg. Finance Authority
                        (Single Family Mtg.) 6                               5.400          12/01/2036          2,147,020
--------------------------------------------------------------------------------------------------------------------------
       10,000,000       CA Rural Home Mtg. Finance Authority
                        (Single Family Mtg.) 6                               5.400          06/01/2048         10,748,800
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       CA Rural Home Mtg. Finance Authority
                        (Single Family Mtg.) 4                               5.500          08/01/2047          4,374,640
--------------------------------------------------------------------------------------------------------------------------
          500,000       CA Rural Home Mtg. Finance Authority
                        (Single Family Mtg.)                                 5.500          08/01/2047            523,745
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA Rural Home Mtg. Finance Authority
                        (Single Family Mtg.), Series D                       6.700          05/01/2029             25,360
--------------------------------------------------------------------------------------------------------------------------
          250,000       CA Statewide CDA                                     5.000          09/02/2018            251,873
--------------------------------------------------------------------------------------------------------------------------
          245,000       CA Statewide CDA                                     5.000          09/02/2019            246,948
--------------------------------------------------------------------------------------------------------------------------
          245,000       CA Statewide CDA                                     5.125          09/02/2020            247,648
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       CA Statewide CDA                                     5.125          09/02/2025          2,019,160
--------------------------------------------------------------------------------------------------------------------------
        5,500,000       CA Statewide CDA                                     5.200          09/02/2036          5,630,350
--------------------------------------------------------------------------------------------------------------------------
          100,000       CA Statewide CDA                                     6.527 3        09/01/2028             25,736
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA Statewide CDA                                     6.625          09/01/2027             25,282
--------------------------------------------------------------------------------------------------------------------------
           50,000       CA Statewide CDA                                     6.750          09/01/2037             54,435
--------------------------------------------------------------------------------------------------------------------------
          100,000       CA Statewide CDA                                     6.773 3        09/01/2034             15,845
--------------------------------------------------------------------------------------------------------------------------


4              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       5,400,000       CA Statewide CDA (Berkeley Montessori School)        7.250%         10/01/2033    $     5,953,770
--------------------------------------------------------------------------------------------------------------------------
          265,000       CA Statewide CDA (CA Odd Fellow Hsg.)                5.500          10/01/2023            265,281
--------------------------------------------------------------------------------------------------------------------------
          840,000       CA Statewide CDA (Citrus Gardens Apartments)         6.500          07/01/2032            883,579
--------------------------------------------------------------------------------------------------------------------------
        1,415,000       CA Statewide CDA (Citrus Gardens Apartments)         9.000          07/01/2032          1,415,439
--------------------------------------------------------------------------------------------------------------------------
        2,290,000       CA Statewide CDA (Clara)                             5.050          01/20/2041          2,369,005
--------------------------------------------------------------------------------------------------------------------------
        1,250,000       CA Statewide CDA (East Tabor Apartments)             6.850          08/20/2036          1,382,925
--------------------------------------------------------------------------------------------------------------------------
        9,800,000       CA Statewide CDA (East Valley Tourist)               9.250          10/01/2020         10,787,546
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA Statewide CDA (Fairfield Apartments)              7.250          01/01/2035          4,225,600
--------------------------------------------------------------------------------------------------------------------------
        4,215,000       CA Statewide CDA (Family House & Housing
                        Foundation-Torrence I)                               7.000          04/20/2036          4,852,182
--------------------------------------------------------------------------------------------------------------------------
        1,145,000       CA Statewide CDA (International School
                        Peninsula) 6                                         5.000          11/01/2025          1,156,221
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       CA Statewide CDA (International School
                        Peninsula) 6                                         5.000          11/01/2029          1,002,730
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA Statewide CDA (John F. Kennedy University)        6.750          10/01/2033          5,208,000
--------------------------------------------------------------------------------------------------------------------------
        2,050,000       CA Statewide CDA (Kaiser Permanente)                 5.300          12/01/2015          2,126,219
--------------------------------------------------------------------------------------------------------------------------
        2,750,000       CA Statewide CDA (Live Oak School)                   6.750          10/01/2030          2,946,653
--------------------------------------------------------------------------------------------------------------------------
        6,000,000       CA Statewide CDA (Marin Montessori School)           7.000          10/01/2033          6,578,280
--------------------------------------------------------------------------------------------------------------------------
        6,590,000       CA Statewide CDA (Mountain Shadows Community)        5.000          07/01/2031          6,850,832
--------------------------------------------------------------------------------------------------------------------------
        1,400,000       CA Statewide CDA (Napa Valley Hospice)               7.000          01/01/2034          1,469,874
--------------------------------------------------------------------------------------------------------------------------
        1,650,000       CA Statewide CDA (Notre Dame de Namur
                        University)                                          6.500          10/01/2023          1,776,671
--------------------------------------------------------------------------------------------------------------------------
        1,635,000       CA Statewide CDA (Notre Dame de Namur
                        University)                                          6.625          10/01/2033          1,758,508
--------------------------------------------------------------------------------------------------------------------------
        1,445,000       CA Statewide CDA (Quail Ridge Apartments)            6.500          07/01/2032          1,506,282
--------------------------------------------------------------------------------------------------------------------------
        2,080,000       CA Statewide CDA (Quail Ridge Apartments)            9.000          07/01/2032          2,079,501
--------------------------------------------------------------------------------------------------------------------------
          475,000       CA Statewide CDA (Rio Bravo)                         6.300          12/01/2018            478,643
--------------------------------------------------------------------------------------------------------------------------
        1,935,000       CA Statewide CDA (Sonoma Country Day School)         6.000          01/01/2029          1,855,936
--------------------------------------------------------------------------------------------------------------------------
        2,280,000       CA Statewide CDA (St. Johns Manor Apartments) 6      4.850          12/20/2041          2,333,990
--------------------------------------------------------------------------------------------------------------------------
          210,000       CA Statewide CDA (Stonehaven Student Hsg.)           5.875          07/01/2032            227,178
--------------------------------------------------------------------------------------------------------------------------
           15,000       CA Statewide CDA (Sutter Health Obligated Group)     5.500          08/15/2034             16,148
--------------------------------------------------------------------------------------------------------------------------
        8,000,000       CA Statewide CDA (Sutter Health)                     5.000          11/15/2043          8,384,480
--------------------------------------------------------------------------------------------------------------------------
          450,000       CA Statewide CDA (Sycamore)                          6.000          03/20/2038            494,487
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       CA Statewide CDA (Turning Point)                     6.500          11/01/2031          4,238,560
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA Statewide CDA COP (Internext Group)               5.375          04/01/2030             25,529
--------------------------------------------------------------------------------------------------------------------------
        1,065,000       CA Statewide CDA COP (Windward School)               6.900          09/01/2023          1,088,260
--------------------------------------------------------------------------------------------------------------------------
        9,000,000       CA Statewide CDA Linked PARS & INFLOS 4              5.600 7        10/01/2011          9,566,010
--------------------------------------------------------------------------------------------------------------------------
          270,000       CA Statewide CDA Special Tax Community
                        Facilities District No. 97                           6.842 3        09/01/2022            110,805
--------------------------------------------------------------------------------------------------------------------------
          490,000       CA Statewide CDA, Series A                           5.200          09/02/2025            504,891
--------------------------------------------------------------------------------------------------------------------------
        3,595,000       CA Statewide CDA, Series A                           5.350          09/02/2035          3,714,066
--------------------------------------------------------------------------------------------------------------------------
      141,950,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           6.250 3        06/01/2046         13,232,579
--------------------------------------------------------------------------------------------------------------------------
       45,175,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           6.375 3        06/01/2046          3,980,369
--------------------------------------------------------------------------------------------------------------------------
      220,000,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           7.876 3        06/01/2055          5,625,400
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)                                    6.000          05/01/2037          5,330,500
--------------------------------------------------------------------------------------------------------------------------
       11,745,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)                                    6.000          05/01/2043         12,521,345
--------------------------------------------------------------------------------------------------------------------------


5              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
       30,000,000       CA Statewide Financing Authority Tobacco
$                       Settlement (TASC)                                    6.000%         05/01/2043    $    31,983,000
--------------------------------------------------------------------------------------------------------------------------
        3,720,000       CA Valley Health System COP                          6.875          05/15/2023          3,725,617
--------------------------------------------------------------------------------------------------------------------------
           75,000       CA Valley Health System, Series A                    6.500          05/15/2025             76,668
--------------------------------------------------------------------------------------------------------------------------
          120,000       CA Veterans GO                                       4.700          12/01/2012            120,053
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       CA Veterans GO                                       4.700          12/01/2017          5,140,300
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       CA Veterans GO                                       5.600          12/01/2032          2,528,675
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       CA Veterans GO, Series B                             5.450          12/01/2017          1,507,830
--------------------------------------------------------------------------------------------------------------------------
        6,845,000       CA Veterans GO, Series BH                            5.600          12/01/2032          6,939,050
--------------------------------------------------------------------------------------------------------------------------
           65,000       CA Veterans GO, Series BP                            5.500          12/01/2026             65,060
--------------------------------------------------------------------------------------------------------------------------
          150,000       CA Veterans GO, Series BR                            5.250          12/01/2026            150,099
--------------------------------------------------------------------------------------------------------------------------
          565,000       CA Veterans GO, Series BT                            5.000          12/01/2012            565,610
--------------------------------------------------------------------------------------------------------------------------
        6,250,000       CA Veterans GO, Series BT                            5.375          12/01/2016          6,258,625
--------------------------------------------------------------------------------------------------------------------------
       12,000,000       CA Veterans GO, Series BZ                            5.350          12/01/2021         12,187,320
--------------------------------------------------------------------------------------------------------------------------
           25,000       CA Water Resource Devel. GO, Series S                5.500          04/01/2009             25,037
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Calexico Community Facilities District No.
                        2005-1 Special Tax (Hearthstone)                     5.500          09/01/2036          2,577,375
--------------------------------------------------------------------------------------------------------------------------
        2,325,000       Calexico Community Facilities District No.
                        2005-1 Special Tax (Hearthstone)                     5.550          09/01/2036          2,388,473
--------------------------------------------------------------------------------------------------------------------------
           15,000       Campbell (Civic Center) COP                          5.250          10/01/2028             15,489
--------------------------------------------------------------------------------------------------------------------------
        2,240,000       Campbell Redevel. Agency Tax Allocation              6.600          10/01/2032          2,390,080
--------------------------------------------------------------------------------------------------------------------------
           25,000       Carlsbad Improvement Bond Act 1915                   5.500          09/02/2028             25,009
--------------------------------------------------------------------------------------------------------------------------
        1,480,000       Carlsbad Special Tax Community Facilities
                        District No. 3                                       5.300          09/01/2036          1,525,436
--------------------------------------------------------------------------------------------------------------------------
           25,000       Carson Improvement Bond Act 1915                     6.350          09/02/2023             25,932
--------------------------------------------------------------------------------------------------------------------------
        1,370,000       Carson Improvement Bond Act 1915                     7.375          09/02/2022          1,386,221
--------------------------------------------------------------------------------------------------------------------------
        6,000,000       Carson Redevel. Agency                               6.000          01/01/2035          6,329,460
--------------------------------------------------------------------------------------------------------------------------
          100,000       Central CA Joint Powers Health Financing
                        Authority COP (CHCC)                                 6.000          02/01/2020            105,454
--------------------------------------------------------------------------------------------------------------------------
           50,000       Central CA Joint Powers Health Financing
                        Authority COP (CHCC/FCHMC/SHF Obligated Group)       6.000          02/01/2030             52,634
--------------------------------------------------------------------------------------------------------------------------
        2,190,000       Chino Community Facilities District Special Tax      5.150          09/01/2036          2,231,282
--------------------------------------------------------------------------------------------------------------------------
           45,000       Chino Community Facilities District Special Tax      5.950          09/01/2033             47,299
--------------------------------------------------------------------------------------------------------------------------
        1,200,000       Chino Community Facilities District Special Tax      6.000          09/01/2028          1,274,832
--------------------------------------------------------------------------------------------------------------------------
        1,340,000       Chino Community Facilities District Special Tax      6.000          09/01/2033          1,423,562
--------------------------------------------------------------------------------------------------------------------------
            5,000       Chino Valley Unified School District COP             5.000          09/01/2026              5,263
--------------------------------------------------------------------------------------------------------------------------
        2,790,000       Chowchilla Redevel. Agency                           5.000          08/01/2037          2,912,983
--------------------------------------------------------------------------------------------------------------------------
        1,825,000       Chowchilla Redevel. Agency                           5.000          08/01/2037          1,905,446
--------------------------------------------------------------------------------------------------------------------------
        2,670,000       Chula Vista Community Facilities District
                        (Otay Ranch Village Seven)                           5.350          09/01/2036          2,751,969
--------------------------------------------------------------------------------------------------------------------------
        1,825,000       Coalinga Regional Medical Center COP                 5.750          09/01/2024          1,948,699
--------------------------------------------------------------------------------------------------------------------------
        3,040,000       Coalinga Regional Medical Center COP                 6.000          09/01/2034          3,213,584
--------------------------------------------------------------------------------------------------------------------------
        2,195,000       Colton Community Facilities District Special Tax     7.500          09/01/2020          2,367,242
--------------------------------------------------------------------------------------------------------------------------
        2,800,000       Commerce Community Devel. Corp. Tax Allocation       6.000          08/01/2021          2,892,260
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       Corcoran Hospital District, Series A                 5.000          08/01/2035          4,202,920
--------------------------------------------------------------------------------------------------------------------------
        2,005,000       Corona Community Facilities District
                        (Buchanan Street)                                    5.150          09/01/2036          2,044,398
--------------------------------------------------------------------------------------------------------------------------
        1,750,000       Corona-Norco Unified School District Community
                        Facilities District No. 04-1                         5.200          09/01/2036          1,791,143
--------------------------------------------------------------------------------------------------------------------------
        3,335,000       Davis Public Facilities Financing Authority
                        (Mace Ranch Area)                                    6.600          09/01/2025          3,466,332
--------------------------------------------------------------------------------------------------------------------------


6              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
          500,000       Downey Community Devel. Commission Tax
$                       Allocation (Downey Redevel.)                         5.125%         08/01/2028    $       504,640
--------------------------------------------------------------------------------------------------------------------------
        8,450,000       Duarte COP (Hope National Medical Center)            5.250          04/01/2031          8,689,642
--------------------------------------------------------------------------------------------------------------------------
        3,280,000       East Palo Alto Redevel. Agency Tax Allocation
                        (University Circle-Gateway)                          6.625          10/01/2029          3,551,814
--------------------------------------------------------------------------------------------------------------------------
          400,000       Eastern CA Municipal Water District                  5.125          09/01/2035            405,900
--------------------------------------------------------------------------------------------------------------------------
          525,000       Eastern CA Municipal Water District                  5.200          09/01/2036            535,784
--------------------------------------------------------------------------------------------------------------------------
        3,740,000       Eastern CA Municipal Water District                  5.250          09/01/2035          3,817,418
--------------------------------------------------------------------------------------------------------------------------
        1,205,000       Eastern CA Municipal Water District                  5.250          09/01/2036          1,229,944
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Eastern CA Municipal Water District
                        (Crown Valley Village)                               5.625          09/01/2034          1,532,730
--------------------------------------------------------------------------------------------------------------------------
          425,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax No. 2003-25 6                 5.000          09/01/2036            428,421
--------------------------------------------------------------------------------------------------------------------------
        1,725,000       Eastern CA Municipal Water District
                        Improvement Bond Act 1915                            5.500          09/02/2035          1,776,267
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       El Dorado County Special Tax                         5.250          09/01/2035          4,109,520
--------------------------------------------------------------------------------------------------------------------------
        1,900,000       El Dorado County Special Tax                         5.350          09/01/2035          1,954,397
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Escondido Joint Powers Financing Authority
                        (California Center for the Arts)                     6.000          09/01/2018          2,011,720
--------------------------------------------------------------------------------------------------------------------------
        1,400,000       Escondido Special Tax Community Facilities
                        District No 01 (Eureka) 6                            5.100          09/01/2026          1,421,000
--------------------------------------------------------------------------------------------------------------------------
        2,800,000       Escondido Special Tax Community Facilities
                        District No 01 (Eureka) 6                            5.150          09/01/2036          2,844,072
--------------------------------------------------------------------------------------------------------------------------
          700,000       Farmersville Unified School District COP             5.000          08/01/2026            727,076
--------------------------------------------------------------------------------------------------------------------------
          570,000       Fillmore Redevel. Agency Tax Allocation              5.000          05/01/2014            579,445
--------------------------------------------------------------------------------------------------------------------------
          760,000       Fillmore Redevel. Agency Tax Allocation              5.000          05/01/2015            773,429
--------------------------------------------------------------------------------------------------------------------------
          935,000       Fillmore Redevel. Agency Tax Allocation              5.000          05/01/2016            950,203
--------------------------------------------------------------------------------------------------------------------------
        1,080,000       Fillmore Redevel. Agency Tax Allocation              5.000          05/01/2017          1,092,290
--------------------------------------------------------------------------------------------------------------------------
        1,135,000       Fillmore Redevel. Agency Tax Allocation              5.000          05/01/2018          1,151,514
--------------------------------------------------------------------------------------------------------------------------
        4,000,000       Fillmore Redevel. Agency Tax Allocation              5.125          05/01/2021          4,053,120
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       Fillmore Redevel. Agency Tax Allocation              5.300          05/01/2023          3,057,150
--------------------------------------------------------------------------------------------------------------------------
       13,000,000       Fillmore Redevel. Agency Tax Allocation              5.375          05/01/2031         13,282,490
--------------------------------------------------------------------------------------------------------------------------
        1,625,000       Folsom Special Tax Community Facilities
                        District No. 10                                      6.300          09/01/2012          1,717,804
--------------------------------------------------------------------------------------------------------------------------
        8,500,000       Folsom Special Tax Community Facilities
                        District No. 10                                      6.875          09/01/2019          9,169,970
--------------------------------------------------------------------------------------------------------------------------
           10,000       Fontana Redevel. Agency (Jurupa Hills)               5.500          10/01/2027             10,308
--------------------------------------------------------------------------------------------------------------------------
       10,000,000       Foothill Eastern Transportation Corridor
                        Agency Toll Road                                     5.877 3        01/15/2030          2,652,700
--------------------------------------------------------------------------------------------------------------------------
        5,100,000       Fremont Community Facilities District
                        (Pacific Commons)                                    5.375          09/01/2036          5,200,164
--------------------------------------------------------------------------------------------------------------------------
           20,000       Fremont Community Facilities District
                        (Pacific Commons)                                    6.250          09/01/2026             21,105
--------------------------------------------------------------------------------------------------------------------------
        1,675,000       Hawthorne Community Redevel. Agency
                        Special Tax 1                                        7.200          10/01/2025          1,695,938
--------------------------------------------------------------------------------------------------------------------------
        1,180,000       Hawthorne Community Redevel. Agency
                        Special Tax 1                                        7.200          10/01/2025          1,194,750
--------------------------------------------------------------------------------------------------------------------------
        1,165,000       Heber Public Utilities District (Heber Meadows)      5.300          09/01/2035          1,204,226
--------------------------------------------------------------------------------------------------------------------------
          785,000       Hemet Unified School District 6                      5.125          09/01/2036            790,793
--------------------------------------------------------------------------------------------------------------------------
        1,505,000       Hemet Unified School District                        5.250          09/01/2035          1,537,418
--------------------------------------------------------------------------------------------------------------------------
        1,370,000       Hesperia Public Financing Authority, Tranche A       6.250          09/01/2035          1,374,727
--------------------------------------------------------------------------------------------------------------------------


7              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       3,375,000       Hesperia Public Financing Authority, Tranche B       0.000% 5       09/01/2035    $     3,386,644
--------------------------------------------------------------------------------------------------------------------------
        3,355,000       Hesperia Public Financing Authority, Tranche C       0.000 5        09/01/2035          3,366,575
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       Huntington Park Public Financing Authority,
                        Series A 1                                           6.200          10/01/2025          3,094,500
--------------------------------------------------------------------------------------------------------------------------
        7,000,000       Independent Cities Lease Finance Authority
                        (Caritas)                                            5.200          08/15/2045          7,347,830
--------------------------------------------------------------------------------------------------------------------------
          130,000       Independent Cities Lease Finance Authority
                        (El Granada Mobile Home Park)                        6.000          05/15/2034            138,204
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       Independent Cities Lease Finance Authority
                        (San Juan Mobile Estates) 4                          5.125          05/15/2041          3,064,650
--------------------------------------------------------------------------------------------------------------------------
          500,000       Independent Cities Lease Finance Authority
                        (San Juan Mobile Estates)                            5.450          05/15/2026            518,620
--------------------------------------------------------------------------------------------------------------------------
        1,100,000       Independent Cities Lease Finance Authority
                        (San Juan Mobile Estates)                            5.850          05/15/2041          1,157,343
--------------------------------------------------------------------------------------------------------------------------
        2,445,000       Indio Community Facilities District Special Tax      5.200          09/01/2027          2,479,792
--------------------------------------------------------------------------------------------------------------------------
        2,215,000       Indio Community Facilities District Special Tax      5.250          09/01/2027          2,252,079
--------------------------------------------------------------------------------------------------------------------------
        2,520,000       Indio Community Facilities District Special Tax      5.250          09/01/2036          2,558,354
--------------------------------------------------------------------------------------------------------------------------
        4,095,000       Indio Community Facilities District Special Tax      5.250          09/01/2036          4,157,326
--------------------------------------------------------------------------------------------------------------------------
          295,000       Indio Community Facilities District Special
                        Tax (Sonora Wells)                                   5.000          09/01/2020            300,372
--------------------------------------------------------------------------------------------------------------------------
          310,000       Indio Community Facilities District Special
                        Tax (Sonora Wells)                                   5.000          09/01/2021            314,672
--------------------------------------------------------------------------------------------------------------------------
          645,000       Indio Community Facilities District Special
                        Tax (Sonora Wells)                                   5.050          09/01/2026            652,185
--------------------------------------------------------------------------------------------------------------------------
        2,885,000       Indio Community Facilities District Special
                        Tax (Sonora Wells)                                   5.125          09/01/2036          2,924,842
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Indio Improvement Bond Act 1915 Assessment
                        District No. 2003-03                                 6.125          09/02/2029          2,183,680
--------------------------------------------------------------------------------------------------------------------------
        2,820,000       Indio Improvement Bond Act 1915 Assessment
                        District No. 2004-3                                  5.500          09/02/2030          2,957,108
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Indio Public Financing Authority                     6.100          09/02/2029          2,180,060
--------------------------------------------------------------------------------------------------------------------------
        4,250,000       Indio Redevel. Agency Tax, Series B                  6.500          08/15/2034          4,695,655
--------------------------------------------------------------------------------------------------------------------------
          900,000       Irvine Improvement Bond Act 1915                     5.100          09/02/2024            914,310
--------------------------------------------------------------------------------------------------------------------------
          500,000       Jurupa Community Services District Special Tax
                        Community Facilities District No. 19 (Eastvale)      5.000          09/01/2027            505,195
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Jurupa Community Services District Special Tax
                        Community Facilities District No. 19 (Eastvale)      5.000          09/01/2036          2,023,900
--------------------------------------------------------------------------------------------------------------------------
        1,540,000       Jurupa Unified School District                       5.450          09/01/2035          1,572,617
--------------------------------------------------------------------------------------------------------------------------
        3,455,000       Kern County Hsg. Authority (Pioneer Pines)           6.150          10/20/2043          3,819,122
--------------------------------------------------------------------------------------------------------------------------
            5,000       King Community Devel. Agency (King City
                        Redevel.)                                            6.400          09/01/2009              5,000
--------------------------------------------------------------------------------------------------------------------------
           30,000       Kingsburgh Public Financing Authority                8.000          09/15/2021             30,068
--------------------------------------------------------------------------------------------------------------------------
        4,500,000       La Verne COP (Bethren Hillcrest Homes) 4             6.625          02/15/2025          4,993,650
--------------------------------------------------------------------------------------------------------------------------
        2,020,000       Lake Elsinore Community Facilities District
                        No. 2006-2 Special Tax (Viscaya)                     5.400          09/01/2036          2,078,944
--------------------------------------------------------------------------------------------------------------------------
        1,665,000       Lake Elsinore Public Financing Authority,
                        Series F                                             7.100          09/01/2020          1,738,460
--------------------------------------------------------------------------------------------------------------------------
        1,325,000       Lake Elsinore Special Tax                            5.150          09/01/2036          1,346,677
--------------------------------------------------------------------------------------------------------------------------
          980,000       Lake Elsinore Special Tax                            5.200          09/01/2026            998,551
--------------------------------------------------------------------------------------------------------------------------
          920,000       Lake Elsinore Special Tax                            5.200          09/01/2026            937,416
--------------------------------------------------------------------------------------------------------------------------
        2,800,000       Lake Elsinore Special Tax                            5.250          09/01/2037          2,827,552
--------------------------------------------------------------------------------------------------------------------------
        1,100,000       Lake Elsinore Special Tax                            5.350          09/01/2036          1,128,567
--------------------------------------------------------------------------------------------------------------------------
        1,210,000       Lake Elsinore Special Tax                            5.350          09/01/2036          1,241,424
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Lake Elsinore Special Tax                            5.450          09/01/2036          2,064,800
--------------------------------------------------------------------------------------------------------------------------


8              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       3,430,000       Lake Elsinore Unified School District                5.350%         09/01/2035    $     3,501,550
--------------------------------------------------------------------------------------------------------------------------
        1,220,000       Lake Elsinore Unified School District                5.350          09/01/2035          1,245,449
--------------------------------------------------------------------------------------------------------------------------
        1,240,000       Lake Elsinore Unified School District                5.400          09/01/2035          1,266,065
--------------------------------------------------------------------------------------------------------------------------
        1,800,000       Lathrop Financing Authority (Water Supply)           6.000          06/01/2035          1,902,402
--------------------------------------------------------------------------------------------------------------------------
        3,430,000       Lathrop Improvement Bond Act 1915
                        (Mossdale Village)                                   5.100          09/02/2035          3,467,696
--------------------------------------------------------------------------------------------------------------------------
           50,000       Lathrop Improvement Bond Act 1915
                        (Mossdale Village)                                   6.000          09/02/2022             51,632
--------------------------------------------------------------------------------------------------------------------------
           20,000       Lathrop Improvement Bond Act 1915
                        (Mossdale Village)                                   6.125          09/02/2028             20,717
--------------------------------------------------------------------------------------------------------------------------
        4,490,000       Lathrop Special Tax Community Facilities
                         District No. 03-2                                   7.000          09/01/2033          4,704,577
--------------------------------------------------------------------------------------------------------------------------
          475,000       Lathrop Special Tax Community Facilities
                        District No. 06-1                                    5.000          09/01/2015            478,510
--------------------------------------------------------------------------------------------------------------------------
          445,000       Lathrop Special Tax Community Facilities
                        District No. 06-1                                    5.000          09/01/2016            447,203
--------------------------------------------------------------------------------------------------------------------------
          670,000       Lathrop Special Tax Community Facilities
                        District No. 06-1                                    5.125          09/01/2017            677,176
--------------------------------------------------------------------------------------------------------------------------
          800,000       Lathrop Special Tax Community Facilities
                        District No. 06-1                                    5.125          09/01/2018            805,784
--------------------------------------------------------------------------------------------------------------------------
        1,015,000       Lathrop Special Tax Community Facilities
                        District No. 06-1                                    5.200          09/01/2019          1,025,434
--------------------------------------------------------------------------------------------------------------------------
          505,000       Lathrop Special Tax Community Facilities
                        District No. 06-1                                    5.250          09/01/2021            510,570
--------------------------------------------------------------------------------------------------------------------------
        2,680,000       Lathrop Special Tax Community Facilities
                        District No. 06-1                                    5.300          09/01/2026          2,761,606
--------------------------------------------------------------------------------------------------------------------------
       15,305,000       Lathrop Special Tax Community Facilities
                        District No. 06-1                                    5.375          09/01/2036         15,513,913
--------------------------------------------------------------------------------------------------------------------------
           50,000       Lee Lake Water District Community Facilities
                        District No. 1 (Sycamore Creek)                      6.000          09/01/2033             53,861
--------------------------------------------------------------------------------------------------------------------------
          680,000       Lincoln Special Tax                                  5.900          09/01/2024            734,373
--------------------------------------------------------------------------------------------------------------------------
          905,000       Lincoln Special Tax                                  5.950          09/01/2028            972,070
--------------------------------------------------------------------------------------------------------------------------
           25,000       Lincoln Special Tax Community Facilities
                        District No. 2003-1                                  6.000          09/01/2034             26,830
--------------------------------------------------------------------------------------------------------------------------
        1,305,000       Lindsay Redevel. Agency                              5.000          08/01/2025          1,366,583
--------------------------------------------------------------------------------------------------------------------------
        2,290,000       Lindsay Redevel. Agency                              5.000          08/01/2035          2,392,981
--------------------------------------------------------------------------------------------------------------------------
           25,000       Loma Linda Collateralized Loan (Redlands)            7.375          06/01/2009             25,777
--------------------------------------------------------------------------------------------------------------------------
           25,000       Long Beach Bond Finance Authority
                        (Aquarium of the South Pacific)                      5.000          11/01/2026             26,166
--------------------------------------------------------------------------------------------------------------------------
       10,770,000       Long Beach Bond Finance Authority
                        (Hsg. & Gas Utility) 4                               5.000          08/01/2035         11,334,348
--------------------------------------------------------------------------------------------------------------------------
          150,000       Long Beach Special Tax (Towne Center)                6.875          10/01/2025            154,835
--------------------------------------------------------------------------------------------------------------------------
          430,000       Los Alamitos Unified School District COP             5.600          02/01/2022            436,304
--------------------------------------------------------------------------------------------------------------------------
        1,485,000       Los Angeles Community Redevel. Agency
                        (Grand Central Square)                               5.850          12/01/2026          1,486,426
--------------------------------------------------------------------------------------------------------------------------
        2,720,000       Los Angeles Community Redevel. Agency
                        (Manchester Social Services)                         5.000          09/01/2037          2,859,563
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       Los Angeles Community Redevel. Agency
                        (The Alexandria)                                     4.900          08/15/2039          5,087,750
--------------------------------------------------------------------------------------------------------------------------
          315,000       Los Angeles County Public Works Financing
                        Authority                                            5.250          09/01/2013            321,694
--------------------------------------------------------------------------------------------------------------------------
        2,375,000       Los Angeles Dept. of Water & Power RITES             6.742 2        07/01/2024          2,577,540
--------------------------------------------------------------------------------------------------------------------------


9              |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         200,000       Los Angeles Dept. of Water & Power, Series A         5.125%         07/01/2041    $       207,788
--------------------------------------------------------------------------------------------------------------------------
        4,400,000       Los Angeles Harbor Dept. ROLs 4                      8.863 2        08/01/2025          5,609,824
--------------------------------------------------------------------------------------------------------------------------
        4,625,000       Los Angeles Harbor Dept. ROLs 4                      8.866 2        08/01/2026          5,879,115
--------------------------------------------------------------------------------------------------------------------------
        5,230,000       Los Angeles Hsg. (Park Plaza)                        5.500          01/20/2043          5,516,029
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Los Angeles IDA (Santee Court Parking Facility)      5.000          12/01/2020          1,560,465
--------------------------------------------------------------------------------------------------------------------------
        1,100,000       Los Angeles IDA (Santee Court Parking Facility)      5.000          12/01/2027          1,136,861
--------------------------------------------------------------------------------------------------------------------------
           25,000       Los Angeles Regional Airports Improvement
                        Corp. (United Airlines) 8,9                          8.800          11/15/2021             23,075
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Los Angeles Unified School District ROLs             7.606 2        07/01/2015          2,873,975
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Los Angeles Unified School District ROLs             7.606 2        07/01/2016          2,873,975
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Los Angeles Unified School District ROLs             7.606 2        07/01/2017          1,724,385
--------------------------------------------------------------------------------------------------------------------------
           15,000       Los Gatos Union School District                      5.000          08/01/2024             15,775
--------------------------------------------------------------------------------------------------------------------------
           65,000       M-S-R Public Power Agency (San Juan)                 6.000          07/01/2022             72,080
--------------------------------------------------------------------------------------------------------------------------
        4,550,000       M-S-R Public Power Agency (San Juan) ROLs            5.663 2        07/01/2017          5,056,324
--------------------------------------------------------------------------------------------------------------------------
          135,000       Madera County COP (Valley Children's Hospital)       5.750          03/15/2028            136,018
--------------------------------------------------------------------------------------------------------------------------
           50,000       Marina Community Facilities District Special Tax     6.250          09/01/2023             51,817
--------------------------------------------------------------------------------------------------------------------------
          100,000       Mendocino Coast Healthcare District                  5.875          02/01/2020            102,134
--------------------------------------------------------------------------------------------------------------------------
        1,375,000       Mendota Joint Powers Financing Authority
                        Wastewater                                           5.150          07/01/2035          1,401,648
--------------------------------------------------------------------------------------------------------------------------
          915,000       Menifee Union School District Special Tax            5.200          09/01/2030            933,886
--------------------------------------------------------------------------------------------------------------------------
          400,000       Menifee Union School District Special Tax            5.200          09/01/2035            407,832
--------------------------------------------------------------------------------------------------------------------------
          500,000       Menifee Union School District Special Tax            5.250          09/01/2035            510,350
--------------------------------------------------------------------------------------------------------------------------
        1,010,000       Menifee Union School District Special Tax            5.250          09/01/2036          1,030,907
--------------------------------------------------------------------------------------------------------------------------
          690,000       Menifee Union School District Special Tax            5.500          09/01/2034            704,752
--------------------------------------------------------------------------------------------------------------------------
          385,000       Menifee Union School District Special Tax            5.500          09/01/2034            393,231
--------------------------------------------------------------------------------------------------------------------------
        3,250,000       Merced Irrigation District ROLs                      9.942 2        09/01/2036          4,322,760
--------------------------------------------------------------------------------------------------------------------------
        1,785,000       Mission Springs Water District                       5.200          09/02/2032          1,825,448
--------------------------------------------------------------------------------------------------------------------------
           25,000       Mission Viejo Community Devel. (City Hall
                        Construction/Library)                                5.000          05/01/2028             25,859
--------------------------------------------------------------------------------------------------------------------------
          460,000       Modesto Irrigation District COP                      5.300          07/01/2022            460,598
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       Modesto Special Tax Community Facilities
                        District No. 4                                       5.150          09/01/2036          3,058,950
--------------------------------------------------------------------------------------------------------------------------
        4,250,000       Moorpark Community Facilities District No.
                        2004-1 (Moorpark Highlands)                          5.300          09/01/2038          4,379,413
--------------------------------------------------------------------------------------------------------------------------
        1,475,000       Moreno Valley Unified School District
                        Community Facilities District                        5.150          09/01/2035          1,501,609
--------------------------------------------------------------------------------------------------------------------------
          680,000       Moreno Valley Unified School District
                        Community Facilities District No. 2004-5             5.200          09/01/2036            693,967
--------------------------------------------------------------------------------------------------------------------------
          100,000       Mountain View Los Altos Union High School
                        District COP                                         5.250          08/01/2040            100,367
--------------------------------------------------------------------------------------------------------------------------
          700,000       Murrieta Community Facilities District Special
                        Tax (Bremerton)                                      5.625          09/01/2034            734,874
--------------------------------------------------------------------------------------------------------------------------
        1,810,000       Murrieta Community Facilities District Special
                        Tax (Creekside Village)                              5.200          09/01/2035          1,837,603
--------------------------------------------------------------------------------------------------------------------------
          240,000       Murrieta Community Facilities District Special
                        Tax (Meadowlane/Amberwalk)                           5.125          09/01/2035            241,476
--------------------------------------------------------------------------------------------------------------------------
          875,000       Murrieta Community Facilities District Special
                        Tax (Murrieta Fields)                                5.250          09/01/2035            890,540
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Murrieta Community Facilities District Special
                        Tax (Murrieta Springs)                               5.500          09/01/2034          2,559,900
--------------------------------------------------------------------------------------------------------------------------
           25,000       Murrieta Valley Unified School District
                        Special Tax                                          5.250          09/01/2037             25,518
--------------------------------------------------------------------------------------------------------------------------


10             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
          370,000       Murrieta Valley Unified School District
$                       Special Tax                                          5.375%         09/01/2026    $       377,800
--------------------------------------------------------------------------------------------------------------------------
          680,000       Murrieta Valley Unified School District              5.450          09/01/2038            694,151
                        Special Tax
--------------------------------------------------------------------------------------------------------------------------
           25,000       Murrieta Water Public Financing Authority            6.600          10/01/2016             25,262
--------------------------------------------------------------------------------------------------------------------------
        1,025,000       Northern CA Power Agency (Hydroelectric)             5.125          07/01/2023          1,055,801
--------------------------------------------------------------------------------------------------------------------------
       22,770,000       Northern CA Tobacco Securitization Authority
                        (TASC)                                               5.500          06/01/2045         24,084,740
--------------------------------------------------------------------------------------------------------------------------
      157,335,000       Northern CA Tobacco Securitization Authority
                        (TASC)                                               6.700 3        06/01/2045         12,685,921
--------------------------------------------------------------------------------------------------------------------------
        3,000,000       Northstar Community Services District                5.550          09/01/2036          3,098,100
--------------------------------------------------------------------------------------------------------------------------
        4,445,000       Oakley Public Finance Authority                      5.250          09/02/2036          4,576,216
--------------------------------------------------------------------------------------------------------------------------
        4,060,000       Orange Unified School District                       5.375          09/01/2036          4,145,016
--------------------------------------------------------------------------------------------------------------------------
           30,000       Oxnard School District                               5.000          08/01/2031             31,120
--------------------------------------------------------------------------------------------------------------------------
        1,555,000       Palm Desert Financing Authority                      5.000 3        08/01/2014          1,092,108
--------------------------------------------------------------------------------------------------------------------------
          440,000       Palm Desert Financing Authority                      5.050 3        08/01/2015            294,237
--------------------------------------------------------------------------------------------------------------------------
          390,000       Palm Desert Financing Authority                      5.100 3        08/01/2016            247,564
--------------------------------------------------------------------------------------------------------------------------
          230,000       Palm Desert Financing Authority                      5.650 3        04/01/2018            129,469
--------------------------------------------------------------------------------------------------------------------------
        1,020,000       Palm Desert Financing Authority                      5.650 3        08/01/2018            564,825
--------------------------------------------------------------------------------------------------------------------------
          265,000       Palm Desert Financing Authority                      5.750 3        04/01/2019            139,006
--------------------------------------------------------------------------------------------------------------------------
        1,165,000       Palm Desert Financing Authority                      5.750 3        08/01/2019            600,907
--------------------------------------------------------------------------------------------------------------------------
          305,000       Palm Desert Financing Authority                      5.850 3        04/01/2020            149,618
--------------------------------------------------------------------------------------------------------------------------
        1,310,000       Palm Desert Financing Authority                      5.850 3        08/01/2020            631,761
--------------------------------------------------------------------------------------------------------------------------
          340,000       Palm Desert Financing Authority                      5.950 3        04/01/2021            155,108
--------------------------------------------------------------------------------------------------------------------------
        1,450,000       Palm Desert Financing Authority                      5.950 3        08/01/2021            650,079
--------------------------------------------------------------------------------------------------------------------------
          380,000       Palm Desert Financing Authority                      6.000 3        04/01/2022            161,667
--------------------------------------------------------------------------------------------------------------------------
        1,605,000       Palm Desert Financing Authority                      6.000 3        08/01/2022            670,842
--------------------------------------------------------------------------------------------------------------------------
          395,000       Palm Desert Financing Authority                      6.010 3        04/01/2023            158,438
--------------------------------------------------------------------------------------------------------------------------
        1,755,000       Palm Desert Financing Authority                      6.010 3        08/01/2023            691,628
--------------------------------------------------------------------------------------------------------------------------
          410,000       Palm Desert Financing Authority                      6.020 3        04/01/2024            155,021
--------------------------------------------------------------------------------------------------------------------------
        1,910,000       Palm Desert Financing Authority                      6.020 3        08/01/2024            709,546
--------------------------------------------------------------------------------------------------------------------------
          430,000       Palm Desert Financing Authority                      6.030 3        04/01/2025            152,805
--------------------------------------------------------------------------------------------------------------------------
        2,070,000       Palm Desert Financing Authority                      6.030 3        08/01/2025            722,699
--------------------------------------------------------------------------------------------------------------------------
          445,000       Palm Desert Financing Authority                      6.040 3        04/01/2026            148,599
--------------------------------------------------------------------------------------------------------------------------
        2,235,000       Palm Desert Financing Authority                      6.040 3        08/01/2026            733,192
--------------------------------------------------------------------------------------------------------------------------
          465,000       Palm Desert Financing Authority                      6.050 3        04/01/2027            146,205
--------------------------------------------------------------------------------------------------------------------------
        1,400,000       Palm Desert Financing Authority                      6.050 3        08/01/2027            432,446
--------------------------------------------------------------------------------------------------------------------------
          480,000       Palm Desert Financing Authority                      6.060 3        04/01/2028            141,902
--------------------------------------------------------------------------------------------------------------------------
        1,415,000       Palm Desert Financing Authority                      6.060 3        08/01/2028            410,958
--------------------------------------------------------------------------------------------------------------------------
          500,000       Palm Desert Financing Authority                      6.070 3        04/01/2029            139,090
--------------------------------------------------------------------------------------------------------------------------
        1,370,000       Palm Desert Financing Authority                      6.070 3        08/01/2029            374,394
--------------------------------------------------------------------------------------------------------------------------
          520,000       Palm Desert Financing Authority                      6.080 3        04/01/2030            136,074
--------------------------------------------------------------------------------------------------------------------------
        1,430,000       Palm Desert Financing Authority                      6.080 3        08/01/2030            367,610
--------------------------------------------------------------------------------------------------------------------------
          540,000       Palm Desert Financing Authority                      6.090 3        04/01/2031            132,910
--------------------------------------------------------------------------------------------------------------------------
        1,495,000       Palm Desert Financing Authority                      6.090 3        08/01/2031            361,476
--------------------------------------------------------------------------------------------------------------------------
          560,000       Palm Desert Financing Authority                      6.100 3        04/01/2032            129,377
--------------------------------------------------------------------------------------------------------------------------
        1,560,000       Palm Desert Financing Authority                      6.100 3        08/01/2032            354,042
--------------------------------------------------------------------------------------------------------------------------


11             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         580,000       Palm Desert Financing Authority                      6.100% 3       04/01/2033    $       126,185
--------------------------------------------------------------------------------------------------------------------------
        1,625,000       Palm Desert Financing Authority                      6.100 3        08/01/2033            347,279
--------------------------------------------------------------------------------------------------------------------------
          590,000       Palm Desert Financing Authority                      6.100 3        04/01/2034            120,873
--------------------------------------------------------------------------------------------------------------------------
        1,705,000       Palm Desert Financing Authority                      6.100 3        08/01/2034            343,131
--------------------------------------------------------------------------------------------------------------------------
        2,075,000       Palm Desert Financing Authority                      6.100 3        08/01/2035            392,860
--------------------------------------------------------------------------------------------------------------------------
        2,325,000       Palm Desert Special Tax Community Facilities
                        District No. 2005-1-A                                5.250          09/01/2026          2,386,822
--------------------------------------------------------------------------------------------------------------------------
        6,000,000       Palm Desert Special Tax Community Facilities
                        District No. 2005-1-A                                5.450          09/01/2032          6,130,080
--------------------------------------------------------------------------------------------------------------------------
        8,000,000       Palm Desert Special Tax Community Facilities
                        District No. 2005-1-A                                5.500          09/01/2036          8,185,440
--------------------------------------------------------------------------------------------------------------------------
          500,000       Palm Springs Airport Passenger Facilities
                        (Palm Springs International Airport)                 5.450          07/01/2020            515,690
--------------------------------------------------------------------------------------------------------------------------
        2,685,000       Palm Springs Airport Passenger Facilities
                        (Palm Springs International Airport)                 5.550          07/01/2028          2,749,547
--------------------------------------------------------------------------------------------------------------------------
          100,000       Palmdale Community Facilities District Special
                        Tax                                                  5.400          09/01/2035            103,502
--------------------------------------------------------------------------------------------------------------------------
        1,390,000       Perris Community Facilities District Special Tax     5.300          09/01/2035          1,436,801
--------------------------------------------------------------------------------------------------------------------------
        2,115,000       Perris Community Facilities District Special Tax     5.300          09/01/2035          2,170,032
--------------------------------------------------------------------------------------------------------------------------
        2,085,000       Perris Community Facilities District Special
                        Tax (Amber Oaks)                                     6.000          09/01/2034          2,258,952
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Perris Community Facilities District Special
                        Tax (Chaparral Ridge)                                6.250          09/01/2033          2,733,525
--------------------------------------------------------------------------------------------------------------------------
        1,310,000       Perris Community Facilities District Special
                        Tax, Series A                                        5.750          09/01/2035          1,388,102
--------------------------------------------------------------------------------------------------------------------------
        3,605,000       Perris Community Facilities District Special
                        Tax, Series B                                        6.000          09/01/2034          3,892,246
--------------------------------------------------------------------------------------------------------------------------
        4,350,000       Perris Public Financing Authority Tax
                        Allocation                                           5.350          10/01/2036          4,464,057
--------------------------------------------------------------------------------------------------------------------------
           10,000       Perris Public Financing Authority, Series A          6.000          09/01/2023             10,876
--------------------------------------------------------------------------------------------------------------------------
           50,000       Perris Public Financing Authority, Series A          6.125          09/01/2034             54,455
--------------------------------------------------------------------------------------------------------------------------
        1,250,000       Perris Public Financing Authority, Series A          6.250          09/01/2033          1,366,763
--------------------------------------------------------------------------------------------------------------------------
           95,000       Pittsburg Infrastructure Financing Authority,
                        Series A                                             5.600          09/02/2024             98,709
--------------------------------------------------------------------------------------------------------------------------
          500,000       Pomona (Single Family Mtg.), Series B                7.500          08/01/2023            667,515
--------------------------------------------------------------------------------------------------------------------------
        2,430,000       Port of Oakland RITES                                6.708 2        11/01/2022          2,838,677
--------------------------------------------------------------------------------------------------------------------------
        5,025,000       Port of Oakland RITES                                6.708 2        11/01/2032          5,700,963
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Port of Oakland RITES                                7.092 2        11/01/2015          2,831,075
--------------------------------------------------------------------------------------------------------------------------
        2,500,000       Port of Oakland RITES                                7.342 2        11/01/2017          2,851,425
--------------------------------------------------------------------------------------------------------------------------
        2,660,000       Port of Oakland RITES                                8.208 2        11/01/2025          3,018,781
--------------------------------------------------------------------------------------------------------------------------
           25,000       Port of Oakland, Series L                            5.000          11/01/2023             26,011
--------------------------------------------------------------------------------------------------------------------------
          240,000       Port of Oakland, Series L                            5.000          11/01/2032            248,071
--------------------------------------------------------------------------------------------------------------------------
          750,000       Poway Hsg. (Poinsetta Mobile Home Park)              5.000          05/01/2023            766,935
--------------------------------------------------------------------------------------------------------------------------
        7,500,000       Poway Unified School District Special Tax
                        Community Facilities District No. 14                 5.250          09/01/2036          7,705,350
--------------------------------------------------------------------------------------------------------------------------
        5,250,000       Poway Unified School District Special Tax
                        Community Facilities District No. 14                 5.250          09/01/2036          5,393,745
--------------------------------------------------------------------------------------------------------------------------
       13,585,000       Rancho Cucamonga Community Facilities District
                        Special Tax                                          5.375          09/01/2036         14,003,146
--------------------------------------------------------------------------------------------------------------------------
        2,400,000       Rancho Cucamonga Community Facilities District
                        Special Tax                                          5.375          09/01/2036          2,473,872
--------------------------------------------------------------------------------------------------------------------------
           20,000       Rancho Santa Fe Community Services District
                        Special Tax                                          6.600          09/01/2023             21,296
--------------------------------------------------------------------------------------------------------------------------


12             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       2,770,000       Redding Electric System COP RIBS                     9.156% 2       07/08/2022    $     3,896,947
--------------------------------------------------------------------------------------------------------------------------
           10,000       Redding Improvement Bond Act 1915                    7.000          09/02/2012             10,026
                        (Tierra Oaks Assessment District 1993-1)
--------------------------------------------------------------------------------------------------------------------------
          500,000       Rialto Special Tax Community Facilities
                        District No. 2006-1                                  5.250          09/01/2026            513,295
--------------------------------------------------------------------------------------------------------------------------
        1,490,000       Rialto Special Tax Community Facilities
                        District No. 2006-1                                  5.350          09/01/2036          1,535,743
--------------------------------------------------------------------------------------------------------------------------
           25,000       Richgrove School District                            6.375          07/01/2018             25,067
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       Rio Elementary School District                       5.200          09/01/2035          5,097,900
--------------------------------------------------------------------------------------------------------------------------
        7,780,000       Rio Vista Community Facilities District
                        Special Tax No. 1                                    5.125          09/01/2036          7,819,289
--------------------------------------------------------------------------------------------------------------------------
          100,000       River Islands Public Financing Authority             6.000          09/01/2027            103,738
--------------------------------------------------------------------------------------------------------------------------
       17,500,000       Riverside County Public Financing Authority          5.000          10/01/2035         18,405,275
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Riverside Improvement Bond Act 1915
                        (Hunter Park Assessment District)                    5.200          09/02/2036          1,540,635
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Riverside Special Tax Community Facilities
                        District No. 92-1, Series A                          5.300          09/01/2034          2,064,060
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Riverside Unified School District                    5.250          09/01/2035          1,025,140
--------------------------------------------------------------------------------------------------------------------------
        1,535,000       Riverside Unified School District                    5.250          09/01/2035          1,577,028
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Romoland School District Special Tax                 5.375          09/01/2038          2,059,360
--------------------------------------------------------------------------------------------------------------------------
        8,135,000       Roseville Special Tax (Fiddyment Ranch)              5.250          09/01/2036          8,325,766
--------------------------------------------------------------------------------------------------------------------------
        3,445,000       Roseville Special Tax (Stone Point)                  5.250          09/01/2036          3,472,388
--------------------------------------------------------------------------------------------------------------------------
        7,745,000       Roseville Special Tax Community Facilities
                        District No. 1 (Fiddyment Ranch)                     5.050          09/01/2030          7,791,083
--------------------------------------------------------------------------------------------------------------------------
          125,000       Sacramento City Financing Authority
                        (Convention Center Hotel)                            6.250          01/01/2030            129,983
--------------------------------------------------------------------------------------------------------------------------
           35,000       Sacramento County Airport System, Series B           5.750          07/01/2024             35,061
--------------------------------------------------------------------------------------------------------------------------
           75,000       Sacramento Health Facility (Center for Aids
                        Research Education and Services)                     5.300          01/01/2024             76,990
--------------------------------------------------------------------------------------------------------------------------
        3,145,000       Sacramento Hsg. Authority ROLs                       8.868 2        06/01/2037          3,524,539
--------------------------------------------------------------------------------------------------------------------------
            5,000       Sacramento Municipal Utility District                5.000          08/15/2028              5,231
--------------------------------------------------------------------------------------------------------------------------
          125,000       San Bernardino County COP (Medical Center
                        Financing)                                           5.500          08/01/2024            125,183
--------------------------------------------------------------------------------------------------------------------------
          150,000       San Bernardino Joint Powers Financing
                        Authority (California Dept. of Transportation
                        Lease)                                               5.500          12/01/2020            153,036
--------------------------------------------------------------------------------------------------------------------------
        1,850,000       San Bernardino Joint Powers Financing
                        Authority (Tax Allocation) 1                         6.625          04/01/2026          2,035,370
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       San Bernardino Redevel. (San Sevaine)                5.000          09/01/2035          5,226,650
--------------------------------------------------------------------------------------------------------------------------
        1,190,000       San Diego County COP                                 5.700          02/01/2028          1,198,306
--------------------------------------------------------------------------------------------------------------------------
        3,750,000       San Diego County COP (Developmental Service
                        Foundation)                                          5.500          09/01/2027          3,917,775
--------------------------------------------------------------------------------------------------------------------------
        1,775,000       San Diego County Redevel. Agency (Gillespie
                        Field)                                               5.400          12/01/2025          1,794,596
--------------------------------------------------------------------------------------------------------------------------
        6,645,000       San Diego County Redevel. Agency (Gillespie
                        Field)                                               5.750          12/01/2032          6,740,821
--------------------------------------------------------------------------------------------------------------------------
           35,000       San Diego Hsg. Authority (Park Crest
                        Properties)                                          5.450          08/20/2040             36,098
--------------------------------------------------------------------------------------------------------------------------
           35,000       San Diego Improvement Bond Act 1915                  6.200          09/02/2033             35,200
--------------------------------------------------------------------------------------------------------------------------
          325,000       San Diego Industrial Devel. (San Diego Gas &
                        Electric Company)                                    5.900          09/01/2018            327,009
--------------------------------------------------------------------------------------------------------------------------
           15,000       San Diego Public Facilities Financing Authority      5.000          05/15/2029             15,448
--------------------------------------------------------------------------------------------------------------------------
           35,000       San Diego Public Facilities Financing
                        Authority, Series B                                  5.000          05/15/2029             36,106
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       San Diego Sewer                                      5.000          05/15/2023          1,001,030
--------------------------------------------------------------------------------------------------------------------------
        1,650,000       San Diego Sewer, Series A                            5.000          05/15/2023          1,650,743
--------------------------------------------------------------------------------------------------------------------------


13             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       2,730,000       San Diego Sewer, Series A                            5.250%         05/15/2020    $     2,741,603
--------------------------------------------------------------------------------------------------------------------------
           50,000       San Diego State University Foundation                5.000          03/01/2032             52,066
                        Auxiliary Organization
--------------------------------------------------------------------------------------------------------------------------
        2,445,000       San Diego Unified School District GO RITES           6.730 2        07/01/2023          3,449,064
--------------------------------------------------------------------------------------------------------------------------
        1,880,000       San Diego Unified School District GO RITES           6.777 2        07/01/2027          2,412,980
--------------------------------------------------------------------------------------------------------------------------
           15,000       San Francisco Bay Area Rapid Transit District        5.000          07/01/2028             15,423
--------------------------------------------------------------------------------------------------------------------------
          500,000       San Francisco City & County (Golden Gate Park)       5.250          06/15/2017            505,120
--------------------------------------------------------------------------------------------------------------------------
           20,000       San Francisco City & County Airports Commission      5.000          05/01/2020             20,487
--------------------------------------------------------------------------------------------------------------------------
           15,000       San Francisco City & County Airports Commission      5.000          05/01/2023             15,678
--------------------------------------------------------------------------------------------------------------------------
           20,000       San Francisco City & County Airports Commission      5.000          05/01/2028             20,380
--------------------------------------------------------------------------------------------------------------------------
           90,000       San Francisco City & County Airports Commission      5.000          05/01/2029             91,685
--------------------------------------------------------------------------------------------------------------------------
           20,000       San Francisco City & County Airports Commission      5.000          05/01/2029             20,374
--------------------------------------------------------------------------------------------------------------------------
           40,000       San Francisco City & County Airports Commission      5.000          05/01/2030             40,988
--------------------------------------------------------------------------------------------------------------------------
          100,000       San Francisco City & County Airports Commission      5.250          05/01/2031            103,849
--------------------------------------------------------------------------------------------------------------------------
        7,875,000       San Francisco City & County Redevel. Agency
                        (Ceatrice Polite Apartments)                         5.000          07/20/2047          8,147,790
--------------------------------------------------------------------------------------------------------------------------
          435,000       San Francisco City & County Redevel. Agency
                        (Mission Bay South)                                  5.630 3        08/01/2020            209,496
--------------------------------------------------------------------------------------------------------------------------
          590,000       San Francisco City & County Redevel. Agency
                        (Mission Bay South)                                  5.750 3        08/01/2022            250,927
--------------------------------------------------------------------------------------------------------------------------
          615,000       San Francisco City & County Redevel. Agency
                        (Mission Bay South)                                  5.800 3        08/01/2023            245,551
--------------------------------------------------------------------------------------------------------------------------
          540,000       San Francisco City & County Redevel. Agency
                        (Mission Bay South)                                  5.850 3        08/01/2024            202,219
--------------------------------------------------------------------------------------------------------------------------
          420,000       San Francisco City & County Redevel. Agency
                        (Mission Bay South)                                  5.900 3        08/01/2025            148,886
--------------------------------------------------------------------------------------------------------------------------
        2,745,000       San Francisco City & County Redevel. Agency
                        (Mission Bay South)                                  5.904 3        08/01/2030            720,096
--------------------------------------------------------------------------------------------------------------------------
        6,035,000       San Francisco City & County Redevel. Agency
                        (Mission Bay South)                                  5.958 3        08/01/2034          1,234,278
--------------------------------------------------------------------------------------------------------------------------
          450,000       San Francisco City & County Redevel. Financing
                        Authority, Series A                                  5.000          08/01/2017            450,482
--------------------------------------------------------------------------------------------------------------------------
        6,490,000       San Jacinto Financing Authority, Tranche A           6.600          09/01/2033          6,373,245
--------------------------------------------------------------------------------------------------------------------------
        6,345,000       San Jacinto Financing Authority, Tranche B           6.600          09/01/2033          6,096,593
--------------------------------------------------------------------------------------------------------------------------
        6,530,000       San Jacinto Financing Authority, Tranche C           6.600          09/01/2033          5,789,367
--------------------------------------------------------------------------------------------------------------------------
          500,000       San Jacinto Unified School District Special Tax      5.100          09/01/2036            507,570
--------------------------------------------------------------------------------------------------------------------------
           35,000       San Joaquin Hills Transportation Corridor
                        Agency                                               5.250          01/15/2030             35,798
--------------------------------------------------------------------------------------------------------------------------
        1,290,000       San Jose Multifamily Hsg. (Almaden Senior Hsg.
                        Partners)                                            5.350          07/15/2034          1,364,820
--------------------------------------------------------------------------------------------------------------------------
        1,400,000       San Jose Multifamily Hsg. (Fallen Leaves
                        Apartments)                                          5.150          06/01/2036          1,458,716
--------------------------------------------------------------------------------------------------------------------------
           25,000       San Jose Redevel. Agency                             5.000          08/01/2032             25,845
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       San Leandro Community Facilities District No.
                        1 Special Tax                                        6.400          09/01/2019          1,575,435
--------------------------------------------------------------------------------------------------------------------------
        6,000,000       San Marcos Special Tax                               5.950          09/01/2035          6,292,560
--------------------------------------------------------------------------------------------------------------------------
           25,000       San Mateo Sewer, Series A                            5.000          08/01/2025             25,502
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Santa Ana Financing Authority (Mainplace)            5.600          09/01/2019          1,090,260
--------------------------------------------------------------------------------------------------------------------------
        5,125,000       Santa Clara County Financing Authority (Hsg.
                        Authority Office)                                    5.000          09/01/2038          5,420,456
--------------------------------------------------------------------------------------------------------------------------
          525,000       Santa Clara County Hsg. Authority (Rivertown
                        Apartments)                                          6.000          08/01/2041            560,217
--------------------------------------------------------------------------------------------------------------------------
          350,000       Santa Monica Community College District              5.750          07/01/2020            354,102
--------------------------------------------------------------------------------------------------------------------------


14             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
        3,845,000       Santaluz Special Tax Community Facilities
$                        District No. 2                                      6.375%         09/01/2030    $     3,918,632
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Seal Beach Community Facilities District             5.300          09/01/2036          2,039,000
                        (Pacific Gateway Business Center)
--------------------------------------------------------------------------------------------------------------------------
           10,000       Seaside Redevel. Agency Tax Allocation               5.375          08/01/2033             10,495
--------------------------------------------------------------------------------------------------------------------------
        1,090,000       Shafter Community Devel. Agency                      5.400          11/01/2026          1,132,248
--------------------------------------------------------------------------------------------------------------------------
        3,335,000       Shafter Community Devel. Agency                      5.450          11/01/2036          3,413,739
--------------------------------------------------------------------------------------------------------------------------
           65,000       Soledad Redevel. Agency (Soledad Redevel.)           5.350          12/01/2028             67,342
--------------------------------------------------------------------------------------------------------------------------
           20,000       Sonoma County Community Redevel. Agency
                        (Roseland)                                           7.900          08/01/2013             20,175
--------------------------------------------------------------------------------------------------------------------------
        1,585,000       South El Monte Improvement District
                        (Merged Area)                                        5.000          08/01/2030          1,670,527
--------------------------------------------------------------------------------------------------------------------------
        5,245,000       South El Monte Improvement District
                        (Merged Area)                                        5.000          08/01/2035          5,523,405
--------------------------------------------------------------------------------------------------------------------------
       10,320,000       Southern CA Logistics Airport Authority              5.000          12/01/2035         11,374,394
--------------------------------------------------------------------------------------------------------------------------
        5,460,000       Southern CA Logistics Airport Authority 4            5.000          12/01/2043          5,718,476
--------------------------------------------------------------------------------------------------------------------------
       19,335,000       Southern CA Logistics Airport Authority              5.000          12/01/2043         20,250,319
--------------------------------------------------------------------------------------------------------------------------
          150,000       Southern CA Public Power Authority RIBS              7.559 2        07/01/2012            150,438
--------------------------------------------------------------------------------------------------------------------------
       97,775,000       Southern CA Tobacco Securitization Authority         7.100 3        06/01/2046          6,503,015
--------------------------------------------------------------------------------------------------------------------------
        4,340,000       Stanislaus County Redevel. (Keyes Storm Drain)       5.375          08/01/2036          4,470,894
--------------------------------------------------------------------------------------------------------------------------
        1,450,000       Stockton Public Financing Authority, Series A        5.000          09/01/2022          1,533,593
--------------------------------------------------------------------------------------------------------------------------
        1,450,000       Stockton Public Financing Authority, Series A        5.000          09/01/2023          1,528,822
--------------------------------------------------------------------------------------------------------------------------
        1,325,000       Stockton Public Financing Authority, Series A        5.000          09/01/2024          1,394,854
--------------------------------------------------------------------------------------------------------------------------
        1,350,000       Stockton Public Financing Authority, Series A        5.000          09/01/2025          1,420,079
--------------------------------------------------------------------------------------------------------------------------
        3,025,000       Stockton Public Financing Authority, Series A        5.250          09/01/2031          3,247,005
--------------------------------------------------------------------------------------------------------------------------
       10,000,000       Stockton Public Financing Authority, Series A        5.250          07/01/2037         10,714,900
--------------------------------------------------------------------------------------------------------------------------
          135,000       Stockton Public Financing Authority, Series A        5.875          09/02/2016            136,319
--------------------------------------------------------------------------------------------------------------------------
           15,000       Sulphur Springs Unified School District
                        Community Facilities District No. 2002-1-A           6.000          09/01/2033             15,993
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Tehachapi Redevel. Agency Tax                        5.250          12/01/2035          1,609,080
--------------------------------------------------------------------------------------------------------------------------
        2,240,000       Tejon Ranch Public Facilities Finance
                        Authority Special Tax (Community Facilities
                        District No. 1)                                      7.200          09/01/2030          2,326,755
--------------------------------------------------------------------------------------------------------------------------
          990,000       Temecula Public Financing Authority Community
                        Facilities District (Roripaugh)                      4.900          09/01/2013            946,311
--------------------------------------------------------------------------------------------------------------------------
          165,000       Temecula Public Financing Authority Community
                        Facilities District (Roripaugh)                      5.000          09/01/2014            157,420
--------------------------------------------------------------------------------------------------------------------------
          740,000       Temecula Public Financing Authority Community
                        Facilities District (Roripaugh)                      5.050          09/01/2015            704,894
--------------------------------------------------------------------------------------------------------------------------
          705,000       Temecula Public Financing Authority Community
                        Facilities District (Roripaugh)                      5.100          09/01/2016            667,797
--------------------------------------------------------------------------------------------------------------------------
        8,000,000       Temecula Public Financing Authority Community
                        Facilities District (Roripaugh)                      5.450          09/01/2026          7,622,080
--------------------------------------------------------------------------------------------------------------------------
       13,790,000       Temecula Public Financing Authority Community
                        Facilities District (Roripaugh)                      5.500          09/01/2036         13,028,103
--------------------------------------------------------------------------------------------------------------------------
           20,000       Temecula Public Financing Authority Community
                        Facilities District No. 01-2 (Harveston)             5.100          09/01/2036             20,316
--------------------------------------------------------------------------------------------------------------------------
          100,000       Temecula Public Financing Authority Community
                        Facilities District No. 03-2 (Roripaugh)             4.000          09/01/2007             98,906
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Temecula Valley Unified School District              5.500          09/01/2035          2,043,040
--------------------------------------------------------------------------------------------------------------------------
        1,025,000       Tracy Community Facilities District                  5.700          09/01/2026          1,046,013
--------------------------------------------------------------------------------------------------------------------------
        3,105,000       Tracy Community Facilities District                  5.750          09/01/2036          3,167,473
--------------------------------------------------------------------------------------------------------------------------
        1,080,000       Tracy Community Facilities District                  5.750          09/01/2036          1,101,730
--------------------------------------------------------------------------------------------------------------------------


15             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$       1,625,000       Tri-City Hospital District                           6.000%         02/01/2022    $     1,654,104
--------------------------------------------------------------------------------------------------------------------------
        4,560,000       Trinity County COP 1                                 8.500          01/15/2026          4,663,466
--------------------------------------------------------------------------------------------------------------------------
           50,000       Truckee-Donner Public Utility District Special
                        Tax                                                  6.100          09/01/2033             51,606
--------------------------------------------------------------------------------------------------------------------------
           60,000       Turlock Public Financing Authority                   5.450          09/01/2024             61,961
--------------------------------------------------------------------------------------------------------------------------
        1,600,000       Tustin Community Facilities District Special
                        Tax (John Lang Homes)                                5.500          09/01/2034          1,657,264
--------------------------------------------------------------------------------------------------------------------------
           35,000       Union City Special Tax Community Facilities
                        District No. 1997-1                                  5.800          09/01/2028             36,196
--------------------------------------------------------------------------------------------------------------------------
        6,810,000       University of California, Series E                   5.125          09/01/2020          6,958,867
--------------------------------------------------------------------------------------------------------------------------
           10,000       Upland Community Facilities District (San
                        Antonio)                                             6.000          09/01/2024             10,903
--------------------------------------------------------------------------------------------------------------------------
        2,670,000       Upland Community Facilities District (San
                        Antonio)                                             6.100          09/01/2034          2,903,038
--------------------------------------------------------------------------------------------------------------------------
          100,000       Upland Community Facilities District Special
                        Tax                                                  5.900          09/01/2024            106,211
--------------------------------------------------------------------------------------------------------------------------
          200,000       Vacaville Improvement Bond Act 1915
                        (Nut Tree Assessment District)                       5.600          09/02/2025            206,344
--------------------------------------------------------------------------------------------------------------------------
          195,000       Vacaville Public Financing Authority                 5.400          09/01/2022            195,287
--------------------------------------------------------------------------------------------------------------------------
          415,000       Val Verde Unified School District Special Tax        5.450          09/01/2036            432,384
--------------------------------------------------------------------------------------------------------------------------
          850,000       Vallejo COP (Marine World Foundation) 1              7.000          02/01/2017            871,548
--------------------------------------------------------------------------------------------------------------------------
        1,000,000       Vallejo COP (Marine World Foundation) 1              7.200          02/01/2026          1,025,260
--------------------------------------------------------------------------------------------------------------------------
           30,000       Vallejo Public Financing Authority COP               5.250          07/15/2029             31,664
--------------------------------------------------------------------------------------------------------------------------
        1,375,000       Valley Sanitation District                           5.200          09/02/2030          1,384,969
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Ventura County Area Hsg. Authority
                        (Mira Vista Senior Apartments)                       5.150          12/01/2031          2,093,640
--------------------------------------------------------------------------------------------------------------------------
        4,015,000       Ventura County Area Hsg. Authority
                        (Mira Vista Senior Apartments)                       5.200          12/01/2039          4,202,822
--------------------------------------------------------------------------------------------------------------------------
           15,000       Ventura County Superintendent of
                        Schools Office COP                                   5.000          12/01/2033             15,554
--------------------------------------------------------------------------------------------------------------------------
           30,000       West Hills Community College District                5.000          08/01/2029             30,852
--------------------------------------------------------------------------------------------------------------------------
          125,000       West Patterson Financing Authority Special Tax       6.100          09/01/2032            136,436
--------------------------------------------------------------------------------------------------------------------------
        4,900,000       West Sacramento Financing Authority Special Tax      6.100          09/01/2029          5,063,121
--------------------------------------------------------------------------------------------------------------------------
           50,000       Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 6.000          09/01/2024             52,494
--------------------------------------------------------------------------------------------------------------------------
        4,155,000       Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 6.125          09/01/2031          4,369,356
--------------------------------------------------------------------------------------------------------------------------
        2,305,000       Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 6.875          09/01/2031          2,476,630
--------------------------------------------------------------------------------------------------------------------------
        6,250,000       Westlands Water District                             5.000          09/01/2030          6,582,438
--------------------------------------------------------------------------------------------------------------------------
       10,565,000       Westlands Water District 4                           5.000          09/01/2035         11,096,631
--------------------------------------------------------------------------------------------------------------------------
        4,200,000       Westside Union School District                       5.250          09/01/2036          4,314,996
--------------------------------------------------------------------------------------------------------------------------
           10,000       William S. Hart Union School District                6.000          09/01/2033             10,624
--------------------------------------------------------------------------------------------------------------------------
           10,000       Woodland Special Tax Community Facilities
                        District No. 1                                       6.000          09/01/2028             10,805
--------------------------------------------------------------------------------------------------------------------------
           15,000       Yucaipa Redevel. Agency (Eldorado Palms Mobile       6.000          05/01/2030             15,571
                        Home)
                                                                                                          ----------------
                                                                                                            1,630,563,190
U.S. POSSESSIONS--11.2%
        3,250,000       Northern Mariana Islands Ports Authority,
                        Series A                                             5.500          03/15/2031          3,294,655
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Northern Mariana Islands Ports Authority,
                        Series A                                             6.250          03/15/2028          2,111,080
--------------------------------------------------------------------------------------------------------------------------
       10,000,000       Puerto Rico Commonwealth GO                          5.000          07/01/2035         10,520,000
--------------------------------------------------------------------------------------------------------------------------
       11,315,000       Puerto Rico Commonwealth GO                          5.250          07/01/2022         12,110,897
--------------------------------------------------------------------------------------------------------------------------
       11,000,000       Puerto Rico Commonwealth GO                          5.250          07/01/2023         11,753,940
--------------------------------------------------------------------------------------------------------------------------
        7,395,000       Puerto Rico Commonwealth GO                          5.250          07/01/2023          8,033,854
--------------------------------------------------------------------------------------------------------------------------


16             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON         MATURITY                VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$      11,385,000       Puerto Rico Commonwealth GO                          5.250%         07/01/2024    $    12,340,202
--------------------------------------------------------------------------------------------------------------------------
        6,185,000       Puerto Rico Commonwealth GO                          5.250          07/01/2025          6,703,922
--------------------------------------------------------------------------------------------------------------------------
       20,000,000       Puerto Rico Commonwealth GO                          5.250          07/01/2032         21,636,600
--------------------------------------------------------------------------------------------------------------------------
          670,000       Puerto Rico HFC (Homeowner Mtg.)                     5.200          12/01/2032            683,166
--------------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K                                  5.000          07/01/2030          2,099,540
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Highway & Transportation

                        Authority, Series K 4                                5.000          07/01/2035          5,237,800
--------------------------------------------------------------------------------------------------------------------------
        5,000,000       Puerto Rico Infrastructure                           5.000          07/01/2046          5,231,050
--------------------------------------------------------------------------------------------------------------------------
        6,055,000       Puerto Rico ITEMECF (Cogeneration Facilities)        6.625          06/01/2026          6,592,381
--------------------------------------------------------------------------------------------------------------------------
        2,665,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital)                                            6.500          07/01/2012          2,685,547
--------------------------------------------------------------------------------------------------------------------------
        6,900,000       Puerto Rico Municipal Finance Agency, Series A       5.250          08/01/2023          7,449,102
--------------------------------------------------------------------------------------------------------------------------
        1,500,000       Puerto Rico Municipal Finance Agency, Series A       5.250          08/01/2025          1,615,935
--------------------------------------------------------------------------------------------------------------------------
       33,715,000       Puerto Rico Port Authority (American
                        Airlines), Series A 4                                6.250          06/01/2026         33,929,090
--------------------------------------------------------------------------------------------------------------------------
        6,640,000       Puerto Rico Port Authority (American Airlines),
                        Series A                                             6.300          06/01/2023          6,641,793
--------------------------------------------------------------------------------------------------------------------------
       27,000,000       V.I.  Public Finance Authority (Hovensa Coker)       6.500          07/01/2021         30,497,580
--------------------------------------------------------------------------------------------------------------------------
        4,515,000       V.I.  Public Finance Authority, Series A 4           6.375          10/01/2019          4,972,324
--------------------------------------------------------------------------------------------------------------------------
        5,150,000       V.I.  Public Finance Authority, Series E             6.000          10/01/2022          5,373,588
                                                                                                          ----------------
                                                                                                              201,514,046
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,738,540,065)-102.0%                                                    1,832,077,236
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(2.0)                                                                   (35,520,848)
                                                                                                          ----------------
NET ASSETS-100.0%                                                                                         $ 1,796,556,388
                                                                                                          ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Illiquid security. The aggregate value of illiquid securities as of October 31, 2006 was $18,984,712, which represents 1.06% of the Fund's net assets. See accompanying Notes.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after October 31, 2006. See accompanying Notes.

7. Represents the current interest rate for a variable or increasing rate security.

8. Issue is in default. See accompanying Notes.

9. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG             Association of Bay Area Governments
AHEF             American Heritage Education Foundation
CDA              Communities Devel. Authority
CHCC             Community Hospitals of Central California
COP              Certificates of Participation
DRIVERS          Derivative Inverse Tax Exempt Receipts
ECHS             Escondido Charter High School
FCHMC            Fresno Community Hospital & Medical Center
GO               General Obligation
HFA              Housing Finance Agency
HFC              Housing Finance Corp.
HK-8CS           Heritage K-8 Charter School
IDA              Industrial Devel. Agency
INFLOS           Inverse Floating Rate Securities


17             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

ITEMECF          Industrial, Tourist, Educational, Medical and Environmental
                 Community Facilities
PARS             Periodic Auction Reset Securities
RIBS             Residual Interest Bonds
RITES            Residual Interest Tax Exempt Security
ROLs             Residual Option Longs
SHF              Sierra Hospital Foundation
TASC             Tobacco Settlement Asset-Backed Bonds
V.I.             United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 VALUE          PERCENT
--------------------------------------------------------------------------------
Special Tax                                   $    433,308,463             23.7%
Tobacco Settlement Payments                        393,405,801             21.5
General Obligation                                 206,233,391             11.3
Special Assessment                                 194,758,560             10.6
Single Family Housing                              109,942,095              6.0
Marine/Aviation Facilities                          75,366,605              4.1
Multifamily Housing                                 69,225,859              3.8
Hospital/Health Care                                64,373,332              3.5
Airlines                                            40,593,958              2.2
Municipal Leases                                    38,448,229              2.1
Pollution Control                                   30,926,564              1.7
Education                                           28,075,665              1.5
Resource Recovery                                   24,049,399              1.3
Water Utilities                                     23,788,784              1.3
Higher Education                                    19,616,824              1.1
Electric Utilities                                  16,574,281              0.9
Gas Utilities                                       12,783,086              0.7
Hotels, Restaurants & Leisure                       10,917,529              0.6
Sales Tax Revenue                                   10,361,335              0.6
Adult Living Facilities                             10,186,284              0.6
Highways/Railways                                   10,025,838              0.5
Sewer Utilities                                      5,470,432              0.3
Parking Fee Revenue                                  2,697,326              0.1
Not-for-Profit Organization                            472,014              0.0
Water Utilities                                        445,721              0.0
Manufacturing, Durable Goods                            29,861              0.0
                                              ----------------------------------
Total                                         $  1,832,077,236            100.0%
                                              ==================================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  1,738,544,948
                                              =================

Gross unrealized appreciation                 $     95,881,415
Gross unrealized depreciation                       (2,349,127)
                                              -----------------
Net unrealized appreciation                   $     93,532,288
                                              =================


18             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $120,889,219 as of October 31, 2006.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of October 31, 2006, the Fund had purchased $22,580,291 of securities issued on a when-issued basis or forward commitment.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of October 31, 2006, securities with an aggregate market value of $23,075, representing less than 0.01% of the Fund's net assets, were in default.

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of October 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


19             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS OCTOBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.326% as of October 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of October 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


20             |              OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By:   /s/ John V. Murphy
      _______________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ________________________________
      John V. Murphy
      Principal Executive Officer
Date: December 12, 2006


By:   /s/ Brian W. Wixted
      ________________________________
      Brian W. Wixted
      Principal Financial Officer
Date: December 12, 2006